Share Based Compensation	3 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share Based Compensation

Note 4 – Share Based Compensation

On January 16, 2023, the Company granted 250,000 options at a price of $0.0675 pursuant to the terms of the Company’s Stock Option Plan. The options were issued to a consultant to the Company. The options were valued at $13,267 on the grant date and 50% vested on grant date with the remaining 50% vesting one year from grant date. Stock-Based Compensation (SBC) expense totaling $7,738 for the three months ending March 31, 2023.

On October 12, 2022, the Company granted 2,250,000 options at a price of $0.06 pursuant to the terms of the Company’s Stock Option Plan. The options were issued to five individuals, the CEO, CFO, and three Directors of the Company. The options were valued at $106,109 and charged to SBC expense on the grant date and 100% vested.

On August 24, 2022, the Company granted 730,000 options at a price of $0.06 pursuant to the terms of the Company’s Stock Option Plan. The options were issued to a consultant to the Company. The options were valued at $43,456 and charged to SBC expense on the grant date and 100% vested.

On March 22, 2021, the Company granted 2,000,000 options at a price of $0.09 to four individuals, three Directors of the Company, the other a consultant to the Company. The options vest 50% upon issuance, and 25% on each of the first and second anniversaries of the grant date. The options were valued at $190,202 on the grant date and 50% vested on grant date with 25% vesting one year from grant date and the remaining 25% vesting two years from grant date. SBC expense totaling $14,262 for the three months ending March 31, 2023.

A summary of the stock options as of March 31, 2023, and changes during the periods are presented below:

							SBC Expense - 3 Months Ending
Grant Date	Expiration Date	Exercise Price	Valuation	Volatility	Options Granted	Expected Life (Yrs)	3/31/2023	3/31/2022

3/22/2021	3/22/2026	$0.0900	$190,202	211%	2,000,000	3.4	$14,262	$11,888
8/24/2022	8/24/2032	$0.0600	$43,456	178%	730,000	5.5	–	–
10/12/2022	10/12/2032	$0.0600	$106,109	162%	2,250,000	5.5	–	–
1/16/2023	1/16/2028	$0.0675	$13,267	174%	250,000	3.3	7,738	–
							$22,000	$11,888

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	(Years)	Value
Balance at December 31, 2021	2,000,000	$0.09	4.2	$80,000
Exercised	–	–	–	–
Issued	2,980,000	0.06	10.0	–
Canceled	–	–	–	–
Balance at December 31, 2022	4,980,000	0.07	7.1	–
Exercised	–	–	–	–
Issued	250,000	0.068	5.0	–
Canceled	–	–	–	–
Balance at March 31, 2023	5,230,000	0.07	6.8	–
Options exercisable at March 31, 2023	5,105,000	0.07	6.8	–